Postretirement Medical Benefits - Summary of Net Periodic Benefit Cost Recognized (Detail) - Selling, General and Administrative Expenses [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 03, 2018	Oct. 28, 2017	Nov. 03, 2018	Oct. 28, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Company service cost	$ 36	$ 46	$ 108	$ 137	$ 182	$ 204	$ 491
Interest cost	38	37	113	111	147	142	198
Defined Benefit Plan, Expected Return (Loss) on Plan Assets					329	346	689
Net prior service credit amortization	(174)	(174)	(521)	(521)	(693)	(693)	(229)
Amortization of unrecognized gain	(79)	(63)	(237)	(188)	(250)	(510)	(490)
Net periodic postretirement benefit cost	$ (179)	$ (154)	$ (537)	$ (461)	$ (614)	$ (857)	$ (30)
Discount rate used to determine cost					2.63%	2.45%	2.76%
Health care cost trend rates					7.00%	7.00%	7.00%